T. ROWE PRICE Value Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.6%
COMMUNICATION SERVICES 3.8%
Entertainment 0.4%
Walt Disney (1) 1,107,948 104,513
104,513
Interactive Media & Services 3.4%
Alphabet, Class C (1) 8,935,931 859,190
Meta Platforms, Class A (1) 253,000 34,327
893,517
Total Communication Services 998,030
CONSUMER DISCRETIONARY 3.9%
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings  43,600 5,259
Marriott International, Class A  253,693 35,553
McDonald's  1,559,466 359,831
Yum! Brands  1,817,141 193,235
593,878
Multiline Retail 0.9%
Dollar General  1,004,559 240,954
240,954
Specialty Retail 0.8%
Ross Stores  1,068,223 90,019
TJX  2,060,188 127,979
217,998
Total Consumer Discretionary 1,052,830
CONSUMER STAPLES 9.4%
Beverages 2.5%
Coca-Cola  1,889,363 105,842
Keurig Dr Pepper  11,636,320 416,813
Monster Beverage (1) 1,626,174 141,412
664,067
Food & Staples Retailing 1.8%
Walmart  3,580,565 464,399
464,399
Food Products 1.2%
Mondelez International, Class A  5,658,962 310,281
310,281
T. ROWE PRICE Value Fund

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.3%
Procter & Gamble  2,717,046 343,027
343,027
Tobacco 2.6%
Philip Morris International  8,335,313 691,914
691,914
Total Consumer Staples 2,473,688
ENERGY 4.9%
Oil, Gas & Consumable Fuels 4.9%
Exxon Mobil  8,617,925 752,431
TC Energy  4,310,505 173,670
TotalEnergies (EUR)  6,187,410 290,280
Williams  2,692,484 77,086
Total Energy 1,293,467
FINANCIALS 14.3%
Banks 5.8%
Bank of America (2) 24,989,429 754,681
JPMorgan Chase  546,652 57,125
Wells Fargo  17,819,111 716,685
1,528,491
Capital Markets 0.2%
Charles Schwab  768,379 55,223
55,223
Diversified Financial Services 0.1%
Corebridge Financial (1) 1,426,391 28,086
28,086
Insurance 8.2%
Allstate  475,900 59,264
American International Group  3,586,943 170,308
Chubb  3,768,830 685,475
Hartford Financial Services Group  1,603,915 99,346
MetLife  4,175,975 253,816
Progressive  3,754,108 436,265
Travelers  2,958,048 453,173
2,157,647
Total Financials 3,769,447
HEALTH CARE 24.5%
Biotechnology 2.1%
AbbVie  3,550,300 476,486

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Regeneron Pharmaceuticals (1) 98,957 68,168
544,654
Health Care Equipment & Supplies 5.8%
Abbott Laboratories  2,729,409 264,098
Becton Dickinson & Company  5,081,010 1,132,201
STERIS  47,632 7,920
Stryker  631,678 127,940
1,532,159
Health Care Providers & Services 8.3%
Centene (1) 6,539,954 508,874
Cigna  486,855 135,088
Elevance Health  2,338,701 1,062,331
HCA Healthcare  926,834 170,343
UnitedHealth Group  618,424 312,329
2,188,965
Life Sciences Tools & Services 3.4%
Danaher  1,626,949 420,225
PerkinElmer  944,703 113,676
Thermo Fisher Scientific  714,331 362,301
896,202
Pharmaceuticals 4.9%
AstraZeneca, ADR  7,426,012 407,242
Johnson & Johnson (2) 4,623,919 755,363
Sanofi, ADR  3,589,730 136,482
1,299,087
Total Health Care 6,461,067
INDUSTRIALS & BUSINESS SERVICES 10.4%
Aerospace & Defense 2.9%
L3Harris Technologies  2,204,064 458,071
Northrop Grumman  670,138 315,179
773,250
Commercial Services & Supplies 0.8%
Republic Services  1,565,501 212,971
212,971
Electrical Equipment 2.4%
Eaton  2,521,379 336,251
Hubbell  1,286,628 286,918
623,169
Industrial Conglomerates 2.8%
General Electric (2) 6,014,855 372,379
Honeywell International  1,491,871 249,098

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Siemens (EUR)  1,279,153 125,028
746,505
Machinery 0.2%
Ingersoll Rand (2) 1,515,076 65,542
65,542
Road & Rail 1.3%
CSX  9,503,997 253,187
Norfolk Southern  269,437 56,487
Union Pacific  133,294 25,968
335,642
Total Industrials & Business Services 2,757,079
INFORMATION TECHNOLOGY 6.5%
Communications Equipment 0.8%
Motorola Solutions  937,241 209,914
209,914
Electronic Equipment, Instruments & Components 0.0%
Corning  328,133 9,522
TE Connectivity  41,346 4,563
14,085
IT Services 1.3%
Fiserv (1) 3,576,052 334,611
334,611
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices (2) 178,051 24,810
Broadcom  417,618 185,426
KLA  1,269,034 384,048
QUALCOMM  1,646,173 185,985
Texas Instruments  224,700 34,779
815,048
Software 1.3%
Microsoft  1,427,821 332,540
332,540
Total Information Technology 1,706,198
MATERIALS 1.2%
Chemicals 1.2%
Nutrien  3,976,337 331,547
Total Materials 331,547
REAL ESTATE 2.1%
Equity Real Estate Investment Trusts 2.1%
AvalonBay Communities, REIT (2) 480,268 88,461

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Equity Residential, REIT (2) 1,072,618 72,101
Prologis, REIT  3,076,566 312,579
Weyerhaeuser, REIT  2,730,000 77,969
Total Real Estate 551,110
UTILITIES 11.6%
Electric Utilities 6.3%
American Electric Power  3,676,562 317,839
Duke Energy  650,190 60,481
Exelon  3,443,376 128,989
FirstEnergy  1,199,700 44,389
Southern  13,890,135 944,529
Xcel Energy  2,501,195 160,076
1,656,303
Multi-Utilities 5.3%
Ameren (2) 1,946,426 156,785
Dominion Energy  8,819,508 609,516
DTE Energy  1,162,177 133,709
NiSource  2,837,210 71,469
Sempra Energy  2,691,818 403,611
WEC Energy Group  308,825 27,618
1,402,708
Total Utilities 3,059,011
Total Common Stocks (Cost $24,831,132) 24,453,474
SHORT-TERM INVESTMENTS 7.4%
Money Market Funds 7.4%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 1,945,688,143 1,945,688
Total Short-Term Investments (Cost $1,945,688) 1,945,688

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 9,037,275 9,037
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,037
Total Securities Lending Collateral (Cost $9,037) 9,037
Total Investments in Securities 100.0%
(Cost $26,785,857) $ 26,408,199
Other Assets Less Liabilities 0.0% 11,793
Net Assets 100.0% $ 26,419,992
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 6,104 ++
Totals $ — # $ — $ 6,104 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 114,116 ¤ ¤ $ 1,954,725
Total $ 1,954,725 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,104 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,954,725.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc.  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F107-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 24,038,166 $ 415,308 $ — $ 24,453,474
Short-Term Investments 1,945,688 — — 1,945,688
Securities Lending Collateral 9,037 — — 9,037
Total $ 25,992,891 $ 415,308 $ — $ 26,408,199